Taxes payable	12 Months Ended
Dec. 31, 2023
Taxes payable [abstract]
Taxes payable	Taxes payable

	2023	2022

Income tax (IRPJ and CSLL)(a)	366,366	223,764
Contributions over revenue (PIS and COFINS)(b)	76,719	51,065
Withholding income tax	43,238	27,582
Taxes on services (ISS)(b)	13,367	11,702
Withholding taxes from services taken(c)	5,392	6,802
Other taxes and contributions	9,217	8,190
	514,299	329,105

(a)Some income from investment funds is only taxed when redemption occurs. Accordingly, on December 31, 2023, the amount of R$ R$ 356,599 (R$ 208,939 on December 31, 2022) was recorded as income tax on an accrual basis. The expense for current income tax is recognized in the statement of profit or loss under "Income tax and social contribution" against tax payable. An advance payment of income tax when due is recognized during the tax year as Recoverable taxes (Note 8).
(b)PIS/COFINS and ISS are measured based on the revenues of the Brazilian entities of the Group and are recognized as a deduction to gross revenue.
(c)Amount relative to PIS, COFINS, IRPJ and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.